Land Use Rights, Net - Additional Information (Detail)		12 Months Ended
	Aug. 26, 2006 m²	Mar. 31, 2015 USD ($) m²	Mar. 31, 2015 CNY (¥) m²	Mar. 31, 2014 m²	Dec. 31, 2008 USD ($)	Dec. 31, 2008 CNY (¥)
Leases [Abstract]
Total area of land occupied under operating lease	45,208	207,300	207,300	207,300
Vacated portion of land occupied under operating lease	13,698
Remaining portion of land to be used under operating lease	31,510
Monthly fees paid to Dongguan local government		$ 31,063	¥ 193,048		$ 9,533	¥ 59,248
Portion of land use rights certificates obtained		183,900	183,900	183,900
Land use rights, expiration date		Aug. 06, 2043	Aug. 06, 2043